Derivatives	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives

The Company uses selected derivative hedging instruments, including principally foreign currency forward contracts and interest rate swaps, for the purposes of managing currency risks and interest rate risk arising from its operations and sources of financing.

Cash flow hedges

The gross notional amount of foreign currency forward contracts, designated as cash flow hedges, outstanding at December 31, 2016 and 2015 was $120.9 million and $4.7 million, respectively.

Net realized and unrealized gains and losses from foreign currency cash flow hedges included in other comprehensive income at December 31, 2016 and 2015 was $8.1 million and $(0.5) million. The amount retained in other comprehensive income at December 31, 2016 is expected to mature and affect the consolidated statement of operations in 2017.

Fair value hedges

In September 2015, the Company executed $625 million notional amount of interest rate swaps (“swaps”) that effectively convert $625 million of the 6.250% Senior Secured Notes due 2022 from fixed interest rate debt to variable rate debt. Under the terms of these swaps, the Company is required to make variable rate interest payments based on six-month LIBOR plus a fixed spread, collectively ranging between 5.65% and 5.77% at December 31, 2016, and will receive fixed rate interest payments from its counterparties based on a fixed rate of 6.25%. The LIBOR rate resets semiannually on February 15 and August 15. Settlement of the net amount of interest receivable or payable under the swaps occurs semiannually on February 15 and August 15. The swaps terminate in February 2022.

The Company held interest rate swaps exchanging fixed rate interest payments for variable rate interest payments (described below) that were designated fair value hedges against changes in the fair value portion of the respective notes. Net amounts receivable or payable under the swaps settled semiannually on June 15 and December 15 of each year.

Swaps related to the 7.500% Senior Secured Notes due 2019 included $250 million notional amounts with a variable rate based on one-month LIBOR plus 342 bps, and $250 million notional amounts with a variable rate based on six-month LIBOR plus 409 bps. Both swaps carried a termination date of June 15, 2019.

Swaps related to the 5.500% Senior Secured Notes due 2020 totaled $300 million notional amount with a variable rate based on the six-month LIBOR plus 186 bps with a termination date of June 15, 2020.

In conjunction with the tender in April 2015 of $175.9 million principal of 5.500% Senior Secured Notes due 2020, $175.9 million notional amount of related interest rate swaps were canceled. The Company received cash proceeds of $13.0 million from the swap counterparties upon settlement in May 2015. The remaining $124.1 million notional amount of interest rate swaps equaled the remaining outstanding principal of the 5.500% Senior Secured Notes due 2020.

In September 2015, all remaining swaps related to the 7.500% Senior Secured Notes due 2019 and 5.500% Senior Secured Notes due 2020 with a collective notional amount of $624 million were canceled. The Company received cash proceeds of $59.0 million from the swap counterparties, which reduced the swap fair value adjustment asset and interest receivable to zero. However, in accordance with hedge accounting requirements, a swap fair value adjustment to debt remained to be amortized as a reduction to interest expense over the remaining debt life. The balance of the swap fair value adjustment was $0.9 million and $1.3 million at December 31, 2016 and December 31, 2015, respectively.

At December 31, 2014, the Company did not hold any fair value hedges. The €150 million ($182.1 million at the December 31, 2014 exchange rate) notional amount of swaps, which were designated as hedges of fixed interest rates on the 5.375% Senior Notes due 2016 were settled in December 2014, in connection with the redemption of those notes, resulting in a $10.1 million gain.

Derivatives not designated as hedging instruments

The notional amount of foreign currency forward contracts, not designated as hedging instruments, outstanding at December 31, 2016 and 2015 was $364.5 million and $352.6 million, respectively.

Presentation of Derivative Amounts

All derivatives are recorded gross, except netting of foreign exchange contracts and counterparty netting of swaps’ interest receivable and payable, as applicable.

Balance Sheet Location and Fair Value

	At December 31,
	2016		2015
($ thousands)	Assets	Liabilities	Assets	Liabilities

Fair Value Hedges: Interest Rate Swaps
Non-current financial liabilities	—	13,709	—	8,958
Long-term debt	—	(9,123)	—	(9,195)
Gross Derivatives	—	4,586	—	(237)

Non-Designated Hedges: Foreign Currency Contracts, net
Current financial assets	4,965	—	4,829	—
Current financial liabilities	—	126	—	750

Cash Flow Hedges: Foreign Currency Contracts, net
Current financial assets	3,374	—	173	—

Counterparty Netting: Swap Interest
Current financial assets:
Interest due from counterparty	1,079	—	1,963	—
Net Derivatives	9,418	4,712	6,965	513

Income Statement Location and Income (Expense)

	For the year ended December 31,
($ thousands)	2016	2015	2014

Fair Value Hedges: Interest Rate Swaps
Effectiveness - Contra interest expense	—	—	4,885
Ineffectiveness - Contra interest expense	—	—	421
Effectiveness - Other income	(540)	1,646	—
Ineffectiveness - Other income	(1,280)	232	—

Non-Designated Hedges: Foreign Currency Contracts, net
Realized gains (losses) - Foreign exchange gain (loss), net	16,873	(16,651)	(33,430)

Cash Flow Hedges: Foreign Currency Contracts, net
Realized gains - Service revenue	5,218	244	640